Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers	$ 10,533.2	$ 9,155.8
Gross premiums written	$ 19,125.9	17,511.2
Asbestos claims, maximum settlement period (in years)	40 years
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis	15.00%
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	$ 2,084.2	1,836.5
United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	11,913.2	10,589.0
Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,430.4	1,359.6
International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,698.1	3,726.1
Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	6,852.5	6,321.2
Property | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	996.2	853.5
Property | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,364.7	3,087.9
Property | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	735.4	710.4
Property | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,756.2	1,669.4
Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	10,437.9	9,545.0
Casualty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	899.1	805.4
Casualty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	7,812.8	6,903.4
Casualty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	446.6	411.6
Casualty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,279.4	1,424.6
Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,835.5	1,645.0
Specialty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	188.9	177.6
Specialty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	735.7	597.7
Specialty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	248.4	237.6
Specialty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	662.5	632.1
Insurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	14,309.4	13,167.8
Insurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,969.4	1,724.5
Insurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	9,020.4	8,389.9
Insurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	682.2	676.1
Insurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,637.4	2,377.3
Reinsurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	4,816.5	4,343.4
Reinsurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	114.8	112.0
Reinsurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,892.8	2,199.1
Reinsurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	748.2	683.5
Reinsurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,060.7	1,348.8
Ceded reinsurance contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers	10,533.2	9,155.8	$ 8,400.9
Ceded reinsurance contracts | Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers	1,470.7	1,471.5
Ceded reinsurance contracts | Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers	2,361.2	1,842.9
Ceded reinsurance contracts | Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers	$ 429.5	$ 361.2